INSURANCE PREMIUM INCOME - Schedule of Insurance Premium Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross premiums:
Net earned premiums	£ 8,283	£ 8,615	£ 9,574
Life insurance
Gross premiums:
Gross premiums	8,046	8,319	9,310
Net earned premiums	7,670	7,986	8,932
Non-life insurance
Gross premiums:
Net earned premiums	613	629	642
Life and pensions, excluding annuities | Life insurance
Gross premiums:
Gross premiums	7,515	6,941	6,827
Annuities | Life insurance
Gross premiums:
Gross premiums	531	1,378	2,483
Ceded reinsurance premiums
Gross premiums:
Gross premiums	£ 376	£ 333	£ 378